SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	202,310	297,120	5,155,598
Outstanding options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	202,310	297,120	344,190
Assumed conversion of convertible senior notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities			4,811,408